Expense Example {- Franklin Corefolio Allocation Fund} - FAS2 Franklin Corefolio Allocation Fund-01 - Franklin Corefolio Allocation Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 652
3 years	868
5 years	1,102
10 years	1,772
Class C
Expense Example:
1 year	284
3 years	569
5 years	979
10 years	2,125
Class R
Expense Example:
1 year	133
3 years	415
5 years	718
10 years	1,578
Class R6
Expense Example:
1 year	73
3 years	238
5 years	416
10 years	934
Advisor Class
Expense Example:
1 year	83
3 years	258
5 years	449
10 years	$ 1,000